Related party transactions (Details) - Anglo Ardmore Ship Management Limited [Member] $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Number of vessels for which technical management services is provided | item	17	17
Total management fees paid	$ 3.0	$ 2.8	$ 3.0
Amounts payable to related party	1.2
Amounts Due from (to) related party, Management Fees	0.0	0.0
Advances made	2.2	$ 1.9
Accounts Payable [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	0.9
Accrued Expenses and Other Liabilities [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	$ 0.3